Financial instruments and financial risk management - Fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Level 1
Financial instruments and financial risk management
Non-current financial assets	$ 15,756	$ 17,443
Current financial assets	113,215	46,162
Cash equivalents	845,573	669,147
Assets carried at fair value	974,543	732,752
Level 3
Financial instruments and financial risk management
Non-current financial assets	21,715	21,715
Assets carried at fair value	$ 21,715	$ 21,715